Financial Instruments and Risk Management (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Foreign currency net monetary asset position	$ 4,823,000
Each 1% change in US dollar to Canadian dollar foreign exchange gain/loss	$ 48,200